Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Revenue		$ 7,741,187	$ 7,646,739	$ 13,968,535
Cost		(6,098,403)	(6,366,621)	(11,430,162)
Gross profit		1,642,784	1,280,118	2,538,373
Operating expenses:
Salaries and benefits (Note 12)		990,328	1,569,769	4,045,692
Depreciation and amortization		292,284	172,018	149,078
Selling, general and administrative		2,021,386	2,669,395	4,927,584
Share-based compensation		1,543,455	414,051	9,119,764
Total operating expenses		4,847,453	4,825,233	18,242,118
Other income:
Government incentives		23,398	30,751
Loss on liquidation of Subsidiary		(6,472)
Other income, net		363	130,558	81,759
Total other income, net		17,289	161,309	81,759
Loss before income tax expense	[1]	(3,187,380)	(3,383,806)	(15,621,986)
Income tax credit				19,194
Net loss		(3,187,380)	(3,383,806)	(15,602,792)
Other comprehensive income:
Foreign currency translation, net of income tax		(158,265)	163,030	139,230
Comprehensive loss		$ (3,345,645)	$ (3,220,776)	$ (15,463,562)
Net loss per share* (Note 16)
Basic	[2]	$ (5.03)	$ (19.50)	$ (108.57)
Diluted	[2]	$ (5.03)	$ (19.50)	$ (108.57)
Weighted average number of ordinary shares*
Basic	[2]	634,081	173,485	143,716
Diluted	[2]	634,081	173,485	143,716
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue		$ 7,264,802	$ 7,154,494	$ 13,544,991
Cost		(5,710,868)	(5,903,380)	(11,303,628)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue		476,385	492,245	423,544
Cost		$ (387,535)	$ (463,241)	$ (126,534)

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%
[2]	Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 23, 2025 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on September 25, 2025). Retroactively restated to give effect to a share consolidation at a ratio of 1:6 ordinary shares effective on June 22, 2026 (with Class A Ordinary Shares beginning trading on Nasdaq on a post-consolidation basis on June 29, 2026).